Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of The Components Of Intangible Assets Subject to Amortization

The following table presents the components of intangible assets subject to amortization:

(¥ in millions)
	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Software	¥16,292	¥(8,378)	¥7,914	¥13,760	¥(7,777)	¥5,983
Customer relationships	6,441	—	6,441	—	—	—
Technological know-how	3,051	(4)	3,047	11	(3)	8
Others	4,785	(309)	4,476	589	(265)	324

Total	¥30,569	¥(8,691)	¥21,878	¥14,360	¥(8,045)	¥6,315

Schedule Of Future Estimated Amortization Expenses Of Intangible Assets

The following table presents the estimated aggregate amortization expenses for intangible assets for each of the next five years:

(¥ in millions)
Years ending March 31:
2013	¥4,382
2014	3,316
2015	2,781
2016	2,313
2017	2,114